Fees Summary	Oct. 03, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 499,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,994.76
Total Offset Amount	0.00
Net Fee	68,994.76
Narrative - Max Aggregate Offering Price	$ 499,600,000.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true